Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31, 2024	As of June 30, 2025
Furniture, fixtures, and office equipment	858,303	3,779,351	481,452
Leasehold improvement	5,999,129	7,693,004	980,013
	6,857,432	11,472,355	1,461,465
Less: accumulated depreciation	(2,111,354)	(3,702,711)	(471,689)
Property and equipment, net	4,746,078	7,769,644	989,776

Depreciation expenses recognized for the six-month periods ended June 30, 2024 and 2025 were HKD276,041 and HKD820,441 (approximately US$104,516), respectively.

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Furniture, fixtures, and office equipment	603,082	858,303	110,496
Leasehold improvement	2,169,258	5,999,129	772,318
Total	2,772,340	6,857,432	882,814
Less: accumulated depreciation	(1,474,658)	(2,111,354)	(271,812)
Property and equipment, net	1,297,682	4,746,078	611,002

Depreciation expenses recognized for the years ended December 31, 2023 and 2024 were HKD33,091 and HKD685,245 (approximately US$88,217), respectively.